Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 18, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST

Schwab® International Small-Cap Equity ETF

Schwab® Emerging Markets Equity ETF

(each, the fund)

Supplement dated February 25, 2020 to the currently effective

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Statutory Prospectus and SAI and should be read in conjunction with the Statutory

Prospectus and SAI.

Effective February 25, 2020 the management fee of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab International Small-Cap Equity ETF	0.12%	0.11%

Schwab Emerging Markets Equity ETF	0.13%	0.11%

Accordingly, the following changes to the Statutory Prospectus and SAI are effective February 25, 2020:

1.	Schwab International Small-Cap Equity ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.11

Other expenses	None

Total annual fund operating expenses[1]	0.11

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$11	$35	$62	$141

2.	Schwab Emerging Markets Equity ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.11

Other expenses	None

Total annual fund operating expenses[1]	0.11

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$11	$35	$62	$141

Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST

Schwab® International Small-Cap Equity ETF

(each, the fund)

Supplement dated February 25, 2020 to the currently effective

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Statutory Prospectus and SAI and should be read in conjunction with the Statutory

Prospectus and SAI.

Effective February 25, 2020 the management fee of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab International Small-Cap Equity ETF	0.12%	0.11%

Accordingly, the following changes to the Statutory Prospectus and SAI are effective February 25, 2020:

1.	Schwab International Small-Cap Equity ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.11

Other expenses	None

Total annual fund operating expenses[1]	0.11

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$11	$35	$62	$141

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.11%	[1]
1 Year	rr_ExpenseExampleYear01	$ 11
3 Years	rr_ExpenseExampleYear03	35
5 Years	rr_ExpenseExampleYear05	62
10 Years	rr_ExpenseExampleYear10	$ 141
Schwab Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST

Schwab® Emerging Markets Equity ETF

(each, the fund)

Supplement dated February 25, 2020 to the currently effective

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Statutory Prospectus and SAI and should be read in conjunction with the Statutory

Prospectus and SAI.

Effective February 25, 2020 the management fee of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab Emerging Markets Equity ETF	0.13%	0.11%

Accordingly, the following changes to the Statutory Prospectus and SAI are effective February 25, 2020:

2.	Schwab Emerging Markets Equity ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.11

Other expenses	None

Total annual fund operating expenses[1]	0.11

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$11	$35	$62	$141

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.11%	[1]
1 Year	rr_ExpenseExampleYear01	$ 11
3 Years	rr_ExpenseExampleYear03	35
5 Years	rr_ExpenseExampleYear05	62
10 Years	rr_ExpenseExampleYear10	$ 141

[1]	The Information in the table has been restated to reflect current fees and expenses.